Related Parties - Summary of Guarantees Provided To Associates Or Joint Ventures (Details) ر.س in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 SAR (ر.س)
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation	Korea Electric Power Corporation	Korea Electric Power Corporation	Korea Electric Power Corporation
Name Of Guarantee	Shuweihat Asia Power Investment B.V.	Shuweihat Asia Power Investment B.V.	Shuweihat Asia Power Investment B.V.	Shuweihat Asia Power Investment B.V.
Name of Principal obligor	Shuweihat Asia Operation & Maintenance Company	Shuweihat Asia Operation & Maintenance Company	Shuweihat Asia Operation & Maintenance Company	Shuweihat Asia Operation & Maintenance Company
Amount of guarantees | $	$ 11,000
Performance guarantees and others
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation	Korea Electric Power Corporation	Korea Electric Power Corporation	Korea Electric Power Corporation
Name Of Guarantee	Rabigh Electricity Company	Rabigh Electricity Company	Rabigh Electricity Company	Rabigh Electricity Company
Name of Principal obligor	Rabigh Operation & Maintenance Company Limited	Rabigh Operation & Maintenance Company Limited	Rabigh Operation & Maintenance Company Limited	Rabigh Operation & Maintenance Company Limited
Amount of guarantees | $	$ 1,387
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation	Korea Electric Power Corporation	Korea Electric Power Corporation	Korea Electric Power Corporation
Name Of Guarantee	SMBC Ho Chi Minh and others	SMBC Ho Chi Minh and others	SMBC Ho Chi Minh and others	SMBC Ho Chi Minh and others
Name of Principal obligor	Nghi Son 2 Power LLC	Nghi Son 2 Power LLC	Nghi Son 2 Power LLC	Nghi Son 2 Power LLC
Amount of guarantees | $	$ 70,000
Debt guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation	Korea Electric Power Corporation	Korea Electric Power Corporation	Korea Electric Power Corporation
Name Of Guarantee	SMBC Singapore	SMBC Singapore	SMBC Singapore	SMBC Singapore
Name of Principal obligor	Nghi Son 2 Power LLC	Nghi Son 2 Power LLC	Nghi Son 2 Power LLC	Nghi Son 2 Power LLC
Amount of guarantees		₩ 285,000
Debt guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation	Korea Electric Power Corporation	Korea Electric Power Corporation	Korea Electric Power Corporation
Name Of Guarantee	Export-Import Bank of Korea and others	Export-Import Bank of Korea and others	Export-Import Bank of Korea and others	Export-Import Bank of Korea and others
Name of Principal obligor	Barakah One Company	Barakah One Company	Barakah One Company	Barakah One Company
Amount of guarantees | $	$ 1,223,355
Performance guarantees and others
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation	Korea Electric Power Corporation	Korea Electric Power Corporation	Korea Electric Power Corporation
Name Of Guarantee	Export-Import Bank of Korea and others	Export-Import Bank of Korea and others	Export-Import Bank of Korea and others	Export-Import Bank of Korea and others
Name of Principal obligor	Barakah One Company	Barakah One Company	Barakah One Company	Barakah One Company
Amount of guarantees | $	$ 4,349,360
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation	Korea Electric Power Corporation	Korea Electric Power Corporation	Korea Electric Power Corporation
Name Of Guarantee	EFS Renewables Holdings, LLC, CA-CIB and others	EFS Renewables Holdings, LLC, CA-CIB and others	EFS Renewables Holdings, LLC, CA-CIB and others	EFS Renewables Holdings, LLC, CA-CIB and others
Name of Principal obligor	RE Holiday Holdings LLC	RE Holiday Holdings LLC	RE Holiday Holdings LLC	RE Holiday Holdings LLC
Amount of guarantees | $	$ 222,077
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation	Korea Electric Power Corporation	Korea Electric Power Corporation	Korea Electric Power Corporation
Name Of Guarantee	EFS Renewables Holdings, LLC	EFS Renewables Holdings, LLC	EFS Renewables Holdings, LLC	EFS Renewables Holdings, LLC
Name of Principal obligor	RE Pioneer Holdings LLC	RE Pioneer Holdings LLC	RE Pioneer Holdings LLC	RE Pioneer Holdings LLC
Amount of guarantees | $	$ 106,873
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation	Korea Electric Power Corporation	Korea Electric Power Corporation	Korea Electric Power Corporation
Name Of Guarantee	Firstar Development, LLC	Firstar Development, LLC	Firstar Development, LLC	Firstar Development, LLC
Name of Principal obligor	RE Barren Ridge 1 Holdings LLC	RE Barren Ridge 1 Holdings LLC	RE Barren Ridge 1 Holdings LLC	RE Barren Ridge 1 Holdings LLC
Amount of guarantees | $	$ 68,838
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation	Korea Electric Power Corporation	Korea Electric Power Corporation	Korea Electric Power Corporation
Name Of Guarantee	ING Bank	ING Bank	ING Bank	ING Bank
Name of Principal obligor	Shuweihat Asia Power Investment B.V.	Shuweihat Asia Power Investment B.V.	Shuweihat Asia Power Investment B.V.	Shuweihat Asia Power Investment B.V.
Amount of guarantees | $	$ 100,000
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation	Korea Electric Power Corporation	Korea Electric Power Corporation	Korea Electric Power Corporation
Name Of Guarantee	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank
Name of Principal obligor	Amman Asia Electric Power Company	Amman Asia Electric Power Company	Amman Asia Electric Power Company	Amman Asia Electric Power Company
Amount of guarantees | $	$ 16,800
Other Performance Guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation	Korea Electric Power Corporation	Korea Electric Power Corporation	Korea Electric Power Corporation
Name Of Guarantee	CENACE and others	CENACE and others	CENACE and others	CENACE and others
Name of Principal obligor	Horus Solar, S.A. De C.V.	Horus Solar, S.A. De C.V.	Horus Solar, S.A. De C.V.	Horus Solar, S.A. De C.V.
Amount of guarantees | $			$ 16,413
Other Performance Guarantees 1
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation	Korea Electric Power Corporation	Korea Electric Power Corporation	Korea Electric Power Corporation
Name Of Guarantee	SEMARNAT	SEMARNAT	SEMARNAT	SEMARNAT
Name of Principal obligor	Sunmex Renovables, S.A. De C.V.	Sunmex Renovables, S.A. De C.V.	Sunmex Renovables, S.A. De C.V.	Sunmex Renovables, S.A. De C.V.
Amount of guarantees | $			$ 3,666
Other performance guarantees 2
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation	Korea Electric Power Corporation	Korea Electric Power Corporation	Korea Electric Power Corporation
Name Of Guarantee	SEMARNAT	SEMARNAT	SEMARNAT	SEMARNAT
Name of Principal obligor	Recursos Solares PV De Mexico II, S.A. De C.V.	Recursos Solares PV De Mexico II, S.A. De C.V.	Recursos Solares PV De Mexico II, S.A. De C.V.	Recursos Solares PV De Mexico II, S.A. De C.V.
Amount of guarantees | $			$ 1,518
Other performance guarantees 3
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation	Korea Electric Power Corporation	Korea Electric Power Corporation	Korea Electric Power Corporation
Name Of Guarantee	CENACE	CENACE	CENACE	CENACE
Name of Principal obligor	Sunmex Renovables, S.A. De C.V.	Sunmex Renovables, S.A. De C.V.	Sunmex Renovables, S.A. De C.V.	Sunmex Renovables, S.A. De C.V.
Amount of guarantees | $	$ 9,078
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Electric Power Corporation	Korea Electric Power Corporation	Korea Electric Power Corporation	Korea Electric Power Corporation
Name Of Guarantee	Malaysian Trustee Berhad	Malaysian Trustee Berhad	Malaysian Trustee Berhad	Malaysian Trustee Berhad
Name of Principal obligor	Pulau Indah Power Plant Sdn. Bhd.	Pulau Indah Power Plant Sdn. Bhd.	Pulau Indah Power Plant Sdn. Bhd.	Pulau Indah Power Plant Sdn. Bhd.
Amount of guarantees		₩ 22,099
Guarantees for supplemental funding and others
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.
Name Of Guarantee	NH investment & securities Co., Ltd. and others	NH investment & securities Co., Ltd. and others	NH investment & securities Co., Ltd. and others	NH investment & securities Co., Ltd. and others
Name of Principal obligor	Dayone Energy Co., Ltd	Dayone Energy Co., Ltd	Dayone Energy Co., Ltd	Dayone Energy Co., Ltd
Amount of guarantees		₩ 76,800
Payment guarantees for business reserve
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.
Name Of Guarantee	Krung Thai Bank	Krung Thai Bank	Krung Thai Bank	Krung Thai Bank
Name of Principal obligor	Xe-Pian Xe-Namnoy Power Co., Ltd.	Xe-Pian Xe-Namnoy Power Co., Ltd.	Xe-Pian Xe-Namnoy Power Co., Ltd.	Xe-Pian Xe-Namnoy Power Co., Ltd.
Amount of guarantees	$ 2,500	₩ 92,441
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.
Name Of Guarantee	Kookmin Bank and others	Kookmin Bank and others	Kookmin Bank and others	Kookmin Bank and others
Name of Principal obligor	Cheongna Energy Co., Ltd.	Cheongna Energy Co., Ltd.	Cheongna Energy Co., Ltd.	Cheongna Energy Co., Ltd.
Amount of guarantees		₩ 11,198
Impounding bonus guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.
Name Of Guarantee	SK E&C	SK E&C	SK E&C	SK E&C
Name of Principal obligor	Xe-Pian Xe-Namnoy Power Co., Ltd.	Xe-Pian Xe-Namnoy Power Co., Ltd.	Xe-Pian Xe-Namnoy Power Co., Ltd.	Xe-Pian Xe-Namnoy Power Co., Ltd.
Amount of guarantees		₩ 5,000
Performance guarantees and others
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.
Name Of Guarantee	National Bank of Kuwait	National Bank of Kuwait	National Bank of Kuwait	National Bank of Kuwait
Name of Principal obligor	Rabigh Operation & Maintenance Company Limited	Rabigh Operation & Maintenance Company Limited	Rabigh Operation & Maintenance Company Limited	Rabigh Operation & Maintenance Company Limited
Amount of guarantees | ر.س				ر.س 11,200
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.
Name Of Guarantee	Korea Development Bank	Korea Development Bank	Korea Development Bank	Korea Development Bank
Name of Principal obligor	Daegu Photovoltaic Co., Ltd.	Daegu Photovoltaic Co., Ltd.	Daegu Photovoltaic Co., Ltd.	Daegu Photovoltaic Co., Ltd.
Amount of guarantees		₩ 2,342
Debt guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.
Name Of Guarantee	BNK Securities	BNK Securities	BNK Securities	BNK Securities
Name of Principal obligor	Dongducheon Dream Power Co., Ltd.	Dongducheon Dream Power Co., Ltd.	Dongducheon Dream Power Co., Ltd.	Dongducheon Dream Power Co., Ltd.
Amount of guarantees		₩ 20,300
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.
Name Of Guarantee	Kookmin Bank and others	Kookmin Bank and others	Kookmin Bank and others	Kookmin Bank and others
Name of Principal obligor	Dongducheon Dream Power Co., Ltd.	Dongducheon Dream Power Co., Ltd.	Dongducheon Dream Power Co., Ltd.	Dongducheon Dream Power Co., Ltd.
Amount of guarantees		₩ 39,524
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.
Name Of Guarantee	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Name of Principal obligor	PT. Mutiara Jawa	PT. Mutiara Jawa	PT. Mutiara Jawa	PT. Mutiara Jawa
Amount of guarantees		₩ 2,569
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd	Korea Western Power Co., Ltd	Korea Western Power Co., Ltd	Korea Western Power Co., Ltd
Name Of Guarantee	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank
Name of Principal obligor	Haeng Bok Do Si Photovoltaic Power Co., Ltd.	Haeng Bok Do Si Photovoltaic Power Co., Ltd.	Haeng Bok Do Si Photovoltaic Power Co., Ltd.	Haeng Bok Do Si Photovoltaic Power Co., Ltd.
Amount of guarantees		₩ 223
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.
Name Of Guarantee	IBK	IBK	IBK	IBK
Name of Principal obligor	Namjeongsusang Solar Power Operation Co., Ltd.	Namjeongsusang Solar Power Operation Co., Ltd.	Namjeongsusang Solar Power Operation Co., Ltd.	Namjeongsusang Solar Power Operation Co., Ltd.
Amount of guarantees		₩ 361
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.
Name Of Guarantee	Kyobo Life Insurance Co., Ltd. and others	Kyobo Life Insurance Co., Ltd. and others	Kyobo Life Insurance Co., Ltd. and others	Kyobo Life Insurance Co., Ltd. and others
Name of Principal obligor	Gwangbaek Solar Power Investment Co., Ltd.	Gwangbaek Solar Power Investment Co., Ltd.	Gwangbaek Solar Power Investment Co., Ltd.	Gwangbaek Solar Power Investment Co., Ltd.
Amount of guarantees		₩ 4,806
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name Of Guarantee	Kookmin Bank and others	Kookmin Bank and others	Kookmin Bank and others	Kookmin Bank and others
Name of Principal obligor	Chun-cheon Energy Co., Ltd.	Chun-cheon Energy Co., Ltd.	Chun-cheon Energy Co., Ltd.	Chun-cheon Energy Co., Ltd.
Amount of guarantees		₩ 90,800
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.
Name Of Guarantee	IBK	IBK	IBK	IBK
Name of Principal obligor	Muan Sunshine Solar Power Plant Co., Ltd.	Muan Sunshine Solar Power Plant Co., Ltd.	Muan Sunshine Solar Power Plant Co., Ltd.	Muan Sunshine Solar Power Plant Co., Ltd.
Amount of guarantees		₩ 1,268
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.
Name Of Guarantee	IBK	IBK	IBK	IBK
Name of Principal obligor	Dayone Energy Co., Ltd	Dayone Energy Co., Ltd	Dayone Energy Co., Ltd	Dayone Energy Co., Ltd
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.
Name Of Guarantee	Kookmin Bank and others	Kookmin Bank and others	Kookmin Bank and others	Kookmin Bank and others
Name of Principal obligor	Shin Pyeongtaek Power Co., Ltd.	Shin Pyeongtaek Power Co., Ltd.	Shin Pyeongtaek Power Co., Ltd.	Shin Pyeongtaek Power Co., Ltd.
Amount of guarantees		₩ 93,074
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.
Name Of Guarantee	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank
Name of Principal obligor	Haemodum Solar Co., Ltd.	Haemodum Solar Co., Ltd.	Haemodum Solar Co., Ltd.	Haemodum Solar Co., Ltd.
Amount of guarantees		₩ 3,081
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.
Name Of Guarantee	Korea Development Bank and others	Korea Development Bank and others	Korea Development Bank and others	Korea Development Bank and others
Name of Principal obligor	Sam-Yang Photovoltaic Power Co., Ltd.	Sam-Yang Photovoltaic Power Co., Ltd.	Sam-Yang Photovoltaic Power Co., Ltd.	Sam-Yang Photovoltaic Power Co., Ltd.
Amount of guarantees		₩ 4,993
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name Of Guarantee	IBK	IBK	IBK	IBK
Name of Principal obligor	Daesan Green Energy Co., Ltd	Daesan Green Energy Co., Ltd	Daesan Green Energy Co., Ltd	Daesan Green Energy Co., Ltd
Amount of guarantees		₩ 18,989
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.
Name Of Guarantee	IBK and others	IBK and others	IBK and others	IBK and others
Name of Principal obligor	Muan Solar Park Co., Ltd.	Muan Solar Park Co., Ltd.	Muan Solar Park Co., Ltd.	Muan Solar Park Co., Ltd.
Amount of guarantees		₩ 6,083
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd	Korea Western Power Co., Ltd	Korea Western Power Co., Ltd	Korea Western Power Co., Ltd
Name Of Guarantee	Hana Bank and others	Hana Bank and others	Hana Bank and others	Hana Bank and others
Name of Principal obligor	Anjwa Smart Farm & Solar City Co., Ltd.	Anjwa Smart Farm & Solar City Co., Ltd.	Anjwa Smart Farm & Solar City Co., Ltd.	Anjwa Smart Farm & Solar City Co., Ltd.
Amount of guarantees		₩ 6,784
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd	Korea Western Power Co., Ltd	Korea Western Power Co., Ltd	Korea Western Power Co., Ltd
Name Of Guarantee	Hana Bank and others	Hana Bank and others	Hana Bank and others	Hana Bank and others
Name of Principal obligor	Seoroseoro Sunny Power Plant Co., Ltd	Seoroseoro Sunny Power Plant Co., Ltd	Seoroseoro Sunny Power Plant Co., Ltd	Seoroseoro Sunny Power Plant Co., Ltd
Amount of guarantees		₩ 721
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.
Name Of Guarantee	Hana Bank and others	Hana Bank and others	Hana Bank and others	Hana Bank and others
Name of Principal obligor	YuDang Solar Co., Ltd.	YuDang Solar Co., Ltd.	YuDang Solar Co., Ltd.	YuDang Solar Co., Ltd.
Amount of guarantees		₩ 565
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.
Name Of Guarantee	Nonghyup Bank and others	Nonghyup Bank and others	Nonghyup Bank and others	Nonghyup Bank and others
Name of Principal obligor	Hapcheon Floating Photovoltaic Power Plant Inc.	Hapcheon Floating Photovoltaic Power Plant Inc.	Hapcheon Floating Photovoltaic Power Plant Inc.	Hapcheon Floating Photovoltaic Power Plant Inc.
Amount of guarantees		₩ 6,971
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.	Korea Western Power Co., Ltd.
Name Of Guarantee	Hana Bank and others	Hana Bank and others	Hana Bank and others	Hana Bank and others
Name of Principal obligor	Yeongwol Eco Wind Co., Ltd.	Yeongwol Eco Wind Co., Ltd.	Yeongwol Eco Wind Co., Ltd.	Yeongwol Eco Wind Co., Ltd.
Amount of guarantees		₩ 3,197
Debt guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name Of Guarantee	Sumitomo mitsui banking	Sumitomo mitsui banking	Sumitomo mitsui banking	Sumitomo mitsui banking
Name of Principal obligor	PT. Tanjung Power Indonesia	PT. Tanjung Power Indonesia	PT. Tanjung Power Indonesia	PT. Tanjung Power Indonesia
Amount of guarantees | $	$ 24,544
Other guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name Of Guarantee	PT. Adaro Indonesia	PT. Adaro Indonesia	PT. Adaro Indonesia	PT. Adaro Indonesia
Name of Principal obligor	PT. Tanjung Power Indonesia	PT. Tanjung Power Indonesia	PT. Tanjung Power Indonesia	PT. Tanjung Power Indonesia
Amount of guarantees | $	$ 3,150
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name Of Guarantee	Sumitomo mitsui banking and others	Sumitomo mitsui banking and others	Sumitomo mitsui banking and others	Sumitomo mitsui banking and others
Name of Principal obligor	PT. Tanjung Power Indonesia	PT. Tanjung Power Indonesia	PT. Tanjung Power Indonesia	PT. Tanjung Power Indonesia
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd	Korea Western Power Co., Ltd	Korea Western Power Co., Ltd	Korea Western Power Co., Ltd
Name Of Guarantee	Hana Bank and others	Hana Bank and others	Hana Bank and others	Hana Bank and others
Name of Principal obligor	Gunsan Land Solar Co., Ltd.	Gunsan Land Solar Co., Ltd.	Gunsan Land Solar Co., Ltd.	Gunsan Land Solar Co., Ltd.
Amount of guarantees		₩ 19,317
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name Of Guarantee	Credit Agricole Corporate & Investment Bank Seoul	Credit Agricole Corporate & Investment Bank Seoul	Credit Agricole Corporate & Investment Bank Seoul	Credit Agricole Corporate & Investment Bank Seoul
Name of Principal obligor	South Jamaica Power Company Limited	South Jamaica Power Company Limited	South Jamaica Power Company Limited	South Jamaica Power Company Limited
Amount of guarantees | $	$ 14,400
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name Of Guarantee	Korea Development Bank and others	Korea Development Bank and others	Korea Development Bank and others	Korea Development Bank and others
Name of Principal obligor	Busan Shinho Solar Power Co., Ltd.	Busan Shinho Solar Power Co., Ltd.	Busan Shinho Solar Power Co., Ltd.	Busan Shinho Solar Power Co., Ltd.
Amount of guarantees		₩ 5,841
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name Of Guarantee	Kookmin Bank and others	Kookmin Bank and others	Kookmin Bank and others	Kookmin Bank and others
Name of Principal obligor	Seokmun Energy Co., Ltd	Seokmun Energy Co., Ltd	Seokmun Energy Co., Ltd	Seokmun Energy Co., Ltd
Amount of guarantees		₩ 13,842
Payment guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name Of Guarantee	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Name of Principal obligor	DE Energia SpA	DE Energia SpA	DE Energia SpA	DE Energia SpA
Amount of guarantees | $	$ 950
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name Of Guarantee	Mirae Asset Daewoo Co., Ltd. and others	Mirae Asset Daewoo Co., Ltd. and others	Mirae Asset Daewoo Co., Ltd. and others	Mirae Asset Daewoo Co., Ltd. and others
Name of Principal obligor	DE Energia SpA	DE Energia SpA	DE Energia SpA	DE Energia SpA
Amount of guarantees | $	$ 5,728
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name Of Guarantee	Kookmin Bank and others	Kookmin Bank and others	Kookmin Bank and others	Kookmin Bank and others
Name of Principal obligor	Chun-cheon Energy Co., Ltd.	Chun-cheon Energy Co., Ltd.	Chun-cheon Energy Co., Ltd.	Chun-cheon Energy Co., Ltd.
Amount of guarantees		₩ 25,896
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name Of Guarantee	Shinhan Bank and others	Shinhan Bank and others	Shinhan Bank and others	Shinhan Bank and others
Name of Principal obligor	Honam Wind Power Co., Ltd	Honam Wind Power Co., Ltd	Honam Wind Power Co., Ltd	Honam Wind Power Co., Ltd
Amount of guarantees		₩ 4,041
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name Of Guarantee	Korea Development Bank and others	Korea Development Bank and others	Korea Development Bank and others	Korea Development Bank and others
Name of Principal obligor	GS Donghae Electric Power Co., Ltd.	GS Donghae Electric Power Co., Ltd.	GS Donghae Electric Power Co., Ltd.	GS Donghae Electric Power Co., Ltd.
Amount of guarantees		₩ 243,772
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd	Korea Southern Power Co., Ltd	Korea Southern Power Co., Ltd	Korea Southern Power Co., Ltd
Name Of Guarantee	Shinhan Bank and others	Shinhan Bank and others	Shinhan Bank and others	Shinhan Bank and others
Name of Principal obligor	Daegu Green Power Co., Ltd.	Daegu Green Power Co., Ltd.	Daegu Green Power Co., Ltd.	Daegu Green Power Co., Ltd.
Amount of guarantees		₩ 24,054
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.
Name Of Guarantee	Hana Bank, MUFG	Hana Bank, MUFG	Hana Bank, MUFG	Hana Bank, MUFG
Name of Principal obligor	Kelar S.A.	Kelar S.A.	Kelar S.A.	Kelar S.A.
Amount of guarantees | $	$ 54,282
Performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd	Korea Southern Power Co., Ltd	Korea Southern Power Co., Ltd	Korea Southern Power Co., Ltd
Name Of Guarantee	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank
Name of Principal obligor	Daehan Wind Power PSC	Daehan Wind Power PSC	Daehan Wind Power PSC	Daehan Wind Power PSC
Amount of guarantees | $	$ 1,500
Payment guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd	Korea Southern Power Co., Ltd	Korea Southern Power Co., Ltd	Korea Southern Power Co., Ltd
Name Of Guarantee	Hana Bank	Hana Bank	Hana Bank	Hana Bank
Name of Principal obligor	Daehan Wind Power PSC	Daehan Wind Power PSC	Daehan Wind Power PSC	Daehan Wind Power PSC
Amount of guarantees | $	$ 1,898
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name Of Guarantee	Kookmin Bank and others	Kookmin Bank and others	Kookmin Bank and others	Kookmin Bank and others
Name of Principal obligor	Yeonggwangbaeksu Wind Power Co., Ltd	Yeonggwangbaeksu Wind Power Co., Ltd	Yeonggwangbaeksu Wind Power Co., Ltd	Yeonggwangbaeksu Wind Power Co., Ltd
Amount of guarantees		₩ 2,728
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name Of Guarantee	KDB Capital Corporation and others	KDB Capital Corporation and others	KDB Capital Corporation and others	KDB Capital Corporation and others
Name of Principal obligor	Yeonggwang Wind Power Co., Ltd.	Yeonggwang Wind Power Co., Ltd.	Yeonggwang Wind Power Co., Ltd.	Yeonggwang Wind Power Co., Ltd.
Amount of guarantees		₩ 17,646
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name Of Guarantee	IBK	IBK	IBK	IBK
Name of Principal obligor	Daesan Green Energy Co., Ltd	Daesan Green Energy Co., Ltd	Daesan Green Energy Co., Ltd	Daesan Green Energy Co., Ltd
Amount of guarantees		₩ 21,244
Payment guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd	Korea Southern Power Co., Ltd	Korea Southern Power Co., Ltd	Korea Southern Power Co., Ltd
Name Of Guarantee	SEM Investment Co., Ltd.	SEM Investment Co., Ltd.	SEM Investment Co., Ltd.	SEM Investment Co., Ltd.
Name of Principal obligor	Samcheok Eco Materials Co., Ltd.	Samcheok Eco Materials Co., Ltd.	Samcheok Eco Materials Co., Ltd.	Samcheok Eco Materials Co., Ltd.
Amount of guarantees | $	$ 0
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.
Name Of Guarantee	IBK	IBK	IBK	IBK
Name of Principal obligor	Yaksu ESS Co., Ltd.	Yaksu ESS Co., Ltd.	Yaksu ESS Co., Ltd.	Yaksu ESS Co., Ltd.
Amount of guarantees		₩ 716
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.
Name Of Guarantee	IBK	IBK	IBK	IBK
Name of Principal obligor	Green Energy Electricity Generation Co., Ltd.	Green Energy Electricity Generation Co., Ltd.	Green Energy Electricity Generation Co., Ltd.	Green Energy Electricity Generation Co., Ltd.
Amount of guarantees		₩ 1,713
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.
Name Of Guarantee	IBK and others	IBK and others	IBK and others	IBK and others
Name of Principal obligor	Naepo Green Energy Co., Ltd.	Naepo Green Energy Co., Ltd.	Naepo Green Energy Co., Ltd.	Naepo Green Energy Co., Ltd.
Amount of guarantees		₩ 30,000
Guarantees for other supplemental funding and performance guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.
Name Of Guarantee	IBK and others	IBK and others	IBK and others	IBK and others
Name of Principal obligor	Naepo Green Energy Co., Ltd.	Naepo Green Energy Co., Ltd.	Naepo Green Energy Co., Ltd.	Naepo Green Energy Co., Ltd.
Amount of guarantees | $	$ 0
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name Of Guarantee	Hana Bank and others	Hana Bank and others	Hana Bank and others	Hana Bank and others
Name of Principal obligor	Taebaek Gadeoksan Wind Power Co., Ltd	Taebaek Gadeoksan Wind Power Co., Ltd	Taebaek Gadeoksan Wind Power Co., Ltd	Taebaek Gadeoksan Wind Power Co., Ltd
Amount of guarantees		₩ 16,495
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name Of Guarantee	MUFG and others	MUFG and others	MUFG and others	MUFG and others
Name of Principal obligor	PT. Tanjung Power Indonesia	PT. Tanjung Power Indonesia	PT. Tanjung Power Indonesia	PT. Tanjung Power Indonesia
Amount of guarantees		₩ 46,546
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name Of Guarantee	JCSD Trustee Services Limited and others	JCSD Trustee Services Limited and others	JCSD Trustee Services Limited and others	JCSD Trustee Services Limited and others
Name of Principal obligor	South Jamaica Power Company Limited	South Jamaica Power Company Limited	South Jamaica Power Company Limited	South Jamaica Power Company Limited
Amount of guarantees		₩ 37,360
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name Of Guarantee	Mirae Asset Daewoo Co., Ltd. and others	Mirae Asset Daewoo Co., Ltd. and others	Mirae Asset Daewoo Co., Ltd. and others	Mirae Asset Daewoo Co., Ltd. and others
Name of Principal obligor	DE Energia SpA	DE Energia SpA	DE Energia SpA	DE Energia SpA
Amount of guarantees		₩ 8,921
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name Of Guarantee	Mirae Asset Life Insurance Co., Ltd. and others	Mirae Asset Life Insurance Co., Ltd. and others	Mirae Asset Life Insurance Co., Ltd. and others	Mirae Asset Life Insurance Co., Ltd. and others
Name of Principal obligor	Bitsolar Energy Co., Ltd	Bitsolar Energy Co., Ltd	Bitsolar Energy Co., Ltd	Bitsolar Energy Co., Ltd
Amount of guarantees		₩ 352
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name Of Guarantee	Kyobo Life Insurance Co., Ltd. and others	Kyobo Life Insurance Co., Ltd. and others	Kyobo Life Insurance Co., Ltd. and others	Kyobo Life Insurance Co., Ltd. and others
Name of Principal obligor	Cheongju Eco Park Co., Ltd.	Cheongju Eco Park Co., Ltd.	Cheongju Eco Park Co., Ltd.	Cheongju Eco Park Co., Ltd.
Amount of guarantees		₩ 5,465
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name Of Guarantee	Shinhan Bank and others	Shinhan Bank and others	Shinhan Bank and others	Shinhan Bank and others
Name of Principal obligor	Busan Industrial Solar Power Co., Ltd	Busan Industrial Solar Power Co., Ltd	Busan Industrial Solar Power Co., Ltd	Busan Industrial Solar Power Co., Ltd
Amount of guarantees		₩ 612
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name Of Guarantee	Hana Bank and others	Hana Bank and others	Hana Bank and others	Hana Bank and others
Name of Principal obligor	Yangyang Wind Power Co., Ltd.	Yangyang Wind Power Co., Ltd.	Yangyang Wind Power Co., Ltd.	Yangyang Wind Power Co., Ltd.
Amount of guarantees		₩ 11,191
Debt guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd	Korea Midland Power Co., Ltd	Korea Midland Power Co., Ltd	Korea Midland Power Co., Ltd
Name Of Guarantee	Mizuho Bank	Mizuho Bank	Mizuho Bank	Mizuho Bank
Name of Principal obligor	PT. Cirebon Electric Power	PT. Cirebon Electric Power	PT. Cirebon Electric Power	PT. Cirebon Electric Power
Amount of guarantees | $	$ 9,955
Debt guarantees
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.
Name Of Guarantee	SMBC	SMBC	SMBC	SMBC
Name of Principal obligor	PT Wampu Electric Power	PT Wampu Electric Power	PT Wampu Electric Power	PT Wampu Electric Power
Amount of guarantees | $	$ 4,817
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name Of Guarantee	Hana Bank and others	Hana Bank and others	Hana Bank and others	Hana Bank and others
Name of Principal obligor	Daewon Green Energy Co., Ltd	Daewon Green Energy Co., Ltd	Daewon Green Energy Co., Ltd	Daewon Green Energy Co., Ltd
Amount of guarantees		₩ 3,877
Guarantees for supplemental funding and others
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.
Name Of Guarantee	IBK and others	IBK and others	IBK and others	IBK and others
Name of Principal obligor	Green Energy Electricity Generation Co., Ltd.	Green Energy Electricity Generation Co., Ltd.	Green Energy Electricity Generation Co., Ltd.	Green Energy Electricity Generation Co., Ltd.
Amount of guarantees | $	$ 0
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.	Korea East-West Power Co., Ltd.
Name Of Guarantee	Woori Bank and others	Woori Bank and others	Woori Bank and others	Woori Bank and others
Name of Principal obligor	Goheung New Energy Co., Ltd	Goheung New Energy Co., Ltd	Goheung New Energy Co., Ltd	Goheung New Energy Co., Ltd
Amount of guarantees		₩ 3,577
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.
Name Of Guarantee	Shinhan Bank and others	Shinhan Bank and others	Shinhan Bank and others	Shinhan Bank and others
Name of Principal obligor	KNH Solar Co., Ltd.	KNH Solar Co., Ltd.	KNH Solar Co., Ltd.	KNH Solar Co., Ltd.
Amount of guarantees		₩ 2,278
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.
Name Of Guarantee	Korea Development Bank and others	Korea Development Bank and others	Korea Development Bank and others	Korea Development Bank and others
Name of Principal obligor	Daeryun Power Co., Ltd.	Daeryun Power Co., Ltd.	Daeryun Power Co., Ltd.	Daeryun Power Co., Ltd.
Amount of guarantees		₩ 25,426
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd	Korea Midland Power Co., Ltd	Korea Midland Power Co., Ltd	Korea Midland Power Co., Ltd
Name Of Guarantee	IBK	IBK	IBK	IBK
Name of Principal obligor	Goesan Solar park Co., Ltd.	Goesan Solar park Co., Ltd.	Goesan Solar park Co., Ltd.	Goesan Solar park Co., Ltd.
Amount of guarantees		₩ 1,927
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd	Korea Midland Power Co., Ltd	Korea Midland Power Co., Ltd	Korea Midland Power Co., Ltd
Name Of Guarantee	IBK and others	IBK and others	IBK and others	IBK and others
Name of Principal obligor	Bitgoel Eco Energy Co., Ltd.	Bitgoel Eco Energy Co., Ltd.	Bitgoel Eco Energy Co., Ltd.	Bitgoel Eco Energy Co., Ltd.
Amount of guarantees		₩ 4,356
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd	Korea Midland Power Co., Ltd	Korea Midland Power Co., Ltd	Korea Midland Power Co., Ltd
Name Of Guarantee	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank
Name of Principal obligor	Energyco Co., Ltd. (formerly, Energyco LLC)	Energyco Co., Ltd. (formerly, Energyco LLC)	Energyco Co., Ltd. (formerly, Energyco LLC)	Energyco Co., Ltd. (formerly, Energyco LLC)
Amount of guarantees		₩ 1,535
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.
Name Of Guarantee	Woori Bank and Shinhan Bank and others	Woori Bank and Shinhan Bank and others	Woori Bank and Shinhan Bank and others	Woori Bank and Shinhan Bank and others
Name of Principal obligor	Pyeongchang Wind Power Co., Ltd.	Pyeongchang Wind Power Co., Ltd.	Pyeongchang Wind Power Co., Ltd.	Pyeongchang Wind Power Co., Ltd.
Amount of guarantees		₩ 5,411
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd	Korea Southern Power Co., Ltd	Korea Southern Power Co., Ltd	Korea Southern Power Co., Ltd
Name Of Guarantee	IBK	IBK	IBK	IBK
Name of Principal obligor	Taebaek Guinemi Wind Power Co., Ltd.	Taebaek Guinemi Wind Power Co., Ltd.	Taebaek Guinemi Wind Power Co., Ltd.	Taebaek Guinemi Wind Power Co., Ltd.
Amount of guarantees		₩ 3,357
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.
Name Of Guarantee	Kookmin Bank and others	Kookmin Bank and others	Kookmin Bank and others	Kookmin Bank and others
Name of Principal obligor	Solaseado Solar Power Co., Ltd.	Solaseado Solar Power Co., Ltd.	Solaseado Solar Power Co., Ltd.	Solaseado Solar Power Co., Ltd.
Amount of guarantees		₩ 7,360
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.
Name Of Guarantee	IBK and others	IBK and others	IBK and others	IBK and others
Name of Principal obligor	Naepo Green Energy Co., Ltd.	Naepo Green Energy Co., Ltd.	Naepo Green Energy Co., Ltd.	Naepo Green Energy Co., Ltd.
Amount of guarantees | $	$ 0
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.
Name Of Guarantee	Woori Bank	Woori Bank	Woori Bank	Woori Bank
Name of Principal obligor	Expressway Solar-light Power Generation Co., Ltd.	Expressway Solar-light Power Generation Co., Ltd.	Expressway Solar-light Power Generation Co., Ltd.	Expressway Solar-light Power Generation Co., Ltd.
Amount of guarantees		₩ 1,856
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.
Name Of Guarantee	Shinhan Bank and others	Shinhan Bank and others	Shinhan Bank and others	Shinhan Bank and others
Name of Principal obligor	Omisan Wind Power Co., Ltd.	Omisan Wind Power Co., Ltd.	Omisan Wind Power Co., Ltd.	Omisan Wind Power Co., Ltd.
Amount of guarantees		₩ 10,634
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.	Korea Southern Power Co., Ltd.
Name Of Guarantee	Kookmin Bank	Kookmin Bank	Kookmin Bank	Kookmin Bank
Name of Principal obligor	Geumsungsan Wind Power Co., Ltd.	Geumsungsan Wind Power Co., Ltd.	Geumsungsan Wind Power Co., Ltd.	Geumsungsan Wind Power Co., Ltd.
Amount of guarantees		₩ 6,053
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KOSPO Chile SpA	KOSPO Chile SpA	KOSPO Chile SpA	KOSPO Chile SpA
Name Of Guarantee	Export-Import Bank of Korea and others	Export-Import Bank of Korea and others	Export-Import Bank of Korea and others	Export-Import Bank of Korea and others
Name of Principal obligor	Kelar S.A.	Kelar S.A.	Kelar S.A.	Kelar S.A.
Amount of guarantees		₩ 86,695
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KOSPO Chile SpA	KOSPO Chile SpA	KOSPO Chile SpA	KOSPO Chile SpA
Name Of Guarantee	IBK	IBK	IBK	IBK
Name of Principal obligor	Chester Solar I SpA	Chester Solar I SpA	Chester Solar I SpA	Chester Solar I SpA
Amount of guarantees		₩ 1,120
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KOSPO Chile SpA	KOSPO Chile SpA	KOSPO Chile SpA	KOSPO Chile SpA
Name Of Guarantee	IBK	IBK	IBK	IBK
Name of Principal obligor	Chester Solar IV SpA	Chester Solar IV SpA	Chester Solar IV SpA	Chester Solar IV SpA
Amount of guarantees | $	$ 0
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KOSPO Chile SpA	KOSPO Chile SpA	KOSPO Chile SpA	KOSPO Chile SpA
Name Of Guarantee	IBK	IBK	IBK	IBK
Name of Principal obligor	Chester Solar V SpA	Chester Solar V SpA	Chester Solar V SpA	Chester Solar V SpA
Amount of guarantees		₩ 25
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.
Name Of Guarantee	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank
Name of Principal obligor	Jeju Gimnyeong Wind Power Co., Ltd.	Jeju Gimnyeong Wind Power Co., Ltd.	Jeju Gimnyeong Wind Power Co., Ltd.	Jeju Gimnyeong Wind Power Co., Ltd.
Amount of guarantees		₩ 911
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd	Korea Midland Power Co., Ltd	Korea Midland Power Co., Ltd	Korea Midland Power Co., Ltd
Name Of Guarantee	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank
Name of Principal obligor	Dongbu Highway Solar Co., Ltd.	Dongbu Highway Solar Co., Ltd.	Dongbu Highway Solar Co., Ltd.	Dongbu Highway Solar Co., Ltd.
Amount of guarantees		₩ 265
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.
Name Of Guarantee	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank
Name of Principal obligor	Seobu Highway Solar Co., Ltd	Seobu Highway Solar Co., Ltd	Seobu Highway Solar Co., Ltd	Seobu Highway Solar Co., Ltd
Amount of guarantees		₩ 289
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KOSPO Chile SpA	KOSPO Chile SpA	KOSPO Chile SpA	KOSPO Chile SpA
Name Of Guarantee	IBK	IBK	IBK	IBK
Name of Principal obligor	Diego de Almagro Solar SpA	Diego de Almagro Solar SpA	Diego de Almagro Solar SpA	Diego de Almagro Solar SpA
Amount of guarantees		₩ 362
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KOSPO Chile SpA	KOSPO Chile SpA	KOSPO Chile SpA	KOSPO Chile SpA
Name Of Guarantee	IBK	IBK	IBK	IBK
Name of Principal obligor	Laurel SpA	Laurel SpA	Laurel SpA	Laurel SpA
Amount of guarantees		₩ 290
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.
Name Of Guarantee	IBK and others	IBK and others	IBK and others	IBK and others
Name of Principal obligor	YeongGwang Yaksu Wind Electric Co., Ltd.	YeongGwang Yaksu Wind Electric Co., Ltd.	YeongGwang Yaksu Wind Electric Co., Ltd.	YeongGwang Yaksu Wind Electric Co., Ltd.
Amount of guarantees		₩ 233
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.	Korea Midland Power Co., Ltd.
Name Of Guarantee	Korea Development Bank and others	Korea Development Bank and others	Korea Development Bank and others	Korea Development Bank and others
Name of Principal obligor	Hyundai Green Power Co., Ltd.	Hyundai Green Power Co., Ltd.	Hyundai Green Power Co., Ltd.	Hyundai Green Power Co., Ltd.
Amount of guarantees		₩ 121,955
Guarantees for supplemental funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	KEPCO Plant Service & Engineering Co., Ltd.	KEPCO Plant Service & Engineering Co., Ltd.	KEPCO Plant Service & Engineering Co., Ltd.	KEPCO Plant Service & Engineering Co., Ltd.
Name Of Guarantee	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank
Name of Principal obligor	Incheon New Power Co., Ltd.	Incheon New Power Co., Ltd.	Incheon New Power Co., Ltd.	Incheon New Power Co., Ltd.
Amount of guarantees		₩ 0
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.
Name Of Guarantee	UniCredit Bulbank and others	UniCredit Bulbank and others	UniCredit Bulbank and others	UniCredit Bulbank and others
Name of Principal obligor	RES Technology AD	RES Technology AD	RES Technology AD	RES Technology AD
Amount of guarantees		₩ 16,703
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.
Name Of Guarantee	UniCredit Bulbank and others	UniCredit Bulbank and others	UniCredit Bulbank and others	UniCredit Bulbank and others
Name of Principal obligor	ASM-BG Investicii AD	ASM-BG Investicii AD	ASM-BG Investicii AD	ASM-BG Investicii AD
Amount of guarantees		₩ 18,692
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.
Name Of Guarantee	Kyobo Life Insurance Co., Ltd. and others	Kyobo Life Insurance Co., Ltd. and others	Kyobo Life Insurance Co., Ltd. and others	Kyobo Life Insurance Co., Ltd. and others
Name of Principal obligor	Goseong Green Power Co., Ltd.	Goseong Green Power Co., Ltd.	Goseong Green Power Co., Ltd.	Goseong Green Power Co., Ltd.
Amount of guarantees		₩ 260,858
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd	Korea South-East Power Co., Ltd	Korea South-East Power Co., Ltd	Korea South-East Power Co., Ltd
Name Of Guarantee	Kyobo Life Insurance Co., Ltd. and others	Kyobo Life Insurance Co., Ltd. and others	Kyobo Life Insurance Co., Ltd. and others	Kyobo Life Insurance Co., Ltd. and others
Name of Principal obligor	Gangneung Eco Power Co., Ltd.	Gangneung Eco Power Co., Ltd.	Gangneung Eco Power Co., Ltd.	Gangneung Eco Power Co., Ltd.
Amount of guarantees		₩ 2,288
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.
Name Of Guarantee	IBK	IBK	IBK	IBK
Name of Principal obligor	PND Solar Co., Ltd.	PND Solar Co., Ltd.	PND Solar Co., Ltd.	PND Solar Co., Ltd.
Amount of guarantees		₩ 1,229
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.
Name Of Guarantee	Samsung Life Insurance and others	Samsung Life Insurance and others	Samsung Life Insurance and others	Samsung Life Insurance and others
Name of Principal obligor	Hyundai Eco Energy Co., Ltd.	Hyundai Eco Energy Co., Ltd.	Hyundai Eco Energy Co., Ltd.	Hyundai Eco Energy Co., Ltd.
Amount of guarantees		₩ 5,572
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.
Name Of Guarantee	IBK	IBK	IBK	IBK
Name of Principal obligor	Jaeun Resident Wind Power Plant Co., Ltd.	Jaeun Resident Wind Power Plant Co., Ltd.	Jaeun Resident Wind Power Plant Co., Ltd.	Jaeun Resident Wind Power Plant Co., Ltd.
Amount of guarantees		₩ 1,958
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.
Name Of Guarantee	Kyobo Life Insurance Co., Ltd. and others	Kyobo Life Insurance Co., Ltd. and others	Kyobo Life Insurance Co., Ltd. and others	Kyobo Life Insurance Co., Ltd. and others
Name of Principal obligor	Chungsongmeon BongSan wind power Co., Ltd.	Chungsongmeon BongSan wind power Co., Ltd.	Chungsongmeon BongSan wind power Co., Ltd.	Chungsongmeon BongSan wind power Co., Ltd.
Amount of guarantees		₩ 3,808
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.
Name Of Guarantee	Kookmin Bank and others	Kookmin Bank and others	Kookmin Bank and others	Kookmin Bank and others
Name of Principal obligor	Yeongam Solar Power Co., Ltd.	Yeongam Solar Power Co., Ltd.	Yeongam Solar Power Co., Ltd.	Yeongam Solar Power Co., Ltd.
Amount of guarantees		₩ 6,838
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.
Name Of Guarantee	Shinhan Bank and others	Shinhan Bank and others	Shinhan Bank and others	Shinhan Bank and others
Name of Principal obligor	Samsu Wind Power Co., Ltd.	Samsu Wind Power Co., Ltd.	Samsu Wind Power Co., Ltd.	Samsu Wind Power Co., Ltd.
Amount of guarantees		₩ 2,828
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.	Korea South-East Power Co., Ltd.
Name Of Guarantee	Woori Bank and others	Woori Bank and others	Woori Bank and others	Woori Bank and others
Name of Principal obligor	Saemangeum Heemang Photovoltaic Co., Ltd.	Saemangeum Heemang Photovoltaic Co., Ltd.	Saemangeum Heemang Photovoltaic Co., Ltd.	Saemangeum Heemang Photovoltaic Co., Ltd.
Amount of guarantees		₩ 10,238
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.	Korea Hydro & Nuclear Power Co., Ltd.	Korea Hydro & Nuclear Power Co., Ltd.	Korea Hydro & Nuclear Power Co., Ltd.
Name Of Guarantee	Hana Bank and others	Hana Bank and others	Hana Bank and others	Hana Bank and others
Name of Principal obligor	Noeul Green Energy Co., Ltd.	Noeul Green Energy Co., Ltd.	Noeul Green Energy Co., Ltd.	Noeul Green Energy Co., Ltd.
Amount of guarantees		₩ 3,809
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.	Korea Hydro & Nuclear Power Co., Ltd.	Korea Hydro & Nuclear Power Co., Ltd.	Korea Hydro & Nuclear Power Co., Ltd.
Name Of Guarantee	Shinhan Bank and others	Shinhan Bank and others	Shinhan Bank and others	Shinhan Bank and others
Name of Principal obligor	Busan Green Energy Co., Ltd.	Busan Green Energy Co., Ltd.	Busan Green Energy Co., Ltd.	Busan Green Energy Co., Ltd.
Amount of guarantees		₩ 5,033
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd	Korea Hydro & Nuclear Power Co., Ltd	Korea Hydro & Nuclear Power Co., Ltd	Korea Hydro & Nuclear Power Co., Ltd
Name Of Guarantee	Kookmin Bank and others	Kookmin Bank and others	Kookmin Bank and others	Kookmin Bank and others
Name of Principal obligor	Go deok Clean Energy Co., Ltd.	Go deok Clean Energy Co., Ltd.	Go deok Clean Energy Co., Ltd.	Go deok Clean Energy Co., Ltd.
Amount of guarantees		₩ 4,301
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.	Korea Hydro & Nuclear Power Co., Ltd.	Korea Hydro & Nuclear Power Co., Ltd.	Korea Hydro & Nuclear Power Co., Ltd.
Name Of Guarantee	Woori Bank and others	Woori Bank and others	Woori Bank and others	Woori Bank and others
Name of Principal obligor	Cheong-Song Noraesan Wind Power Co., Ltd.	Cheong-Song Noraesan Wind Power Co., Ltd.	Cheong-Song Noraesan Wind Power Co., Ltd.	Cheong-Song Noraesan Wind Power Co., Ltd.
Amount of guarantees		₩ 4,106
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Hydro & Nuclear Power Co., Ltd.	Korea Hydro & Nuclear Power Co., Ltd.	Korea Hydro & Nuclear Power Co., Ltd.	Korea Hydro & Nuclear Power Co., Ltd.
Name Of Guarantee	Shinhan Bank and others	Shinhan Bank and others	Shinhan Bank and others	Shinhan Bank and others
Name of Principal obligor	Gwangyang Green Energy Co., Ltd.	Gwangyang Green Energy Co., Ltd.	Gwangyang Green Energy Co., Ltd.	Gwangyang Green Energy Co., Ltd.
Amount of guarantees		₩ 25,465
Collateralized money invested
Disclosure of Guarantees provided between the related parties [Line Items]
Name Of Guarantee	Shinhan Bank	Shinhan Bank	Shinhan Bank	Shinhan Bank
Collateralized money invested Guarantees For Supplemental Funding
Disclosure of Guarantees provided between the related parties [Line Items]
Name of Primary guarantor	Korea Western Power Co., Ltd	Korea Western Power Co., Ltd	Korea Western Power Co., Ltd	Korea Western Power Co., Ltd
Name Of Guarantee	Hana Bank and others	Hana Bank and others	Hana Bank and others	Hana Bank and others
Name of Principal obligor	Gurae Resident Power Co., Ltd.	Gurae Resident Power Co., Ltd.	Gurae Resident Power Co., Ltd.	Gurae Resident Power Co., Ltd.
Amount of guarantees		₩ 396